Loss Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss for the year	$ (485)	$ (1,740)	$ (3,555)
Less: Loss attributable to non-controlling interests	(51)	(57)	(106)
Loss for the year attributable to ordinary shareholders	$ (434)	$ (1,683)	$ (3,449)
Basic weighted-average ordinary shares outstanding	3,894,724	3,814,492	539,947
Basic loss per share attributable to ordinary shareholders	$ (0.11)	$ (0.44)	$ (6.39)
Diluted loss per share attributable to ordinary shareholders	$ (0.11)	$ (0.44)	$ (6.39)